Stockholders' equity, Other Components of Equity (Details) - MXN ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Other components of equity [Abstract]
Balance, beginning of period		$ 1,819,098		$ 2,247,408		$ 2,422,792
Revaluation of assets		(58,231)		(291,200)		314,436
Defined benefit plan		31,121		33,691		10,953
Tax expense		8,133		77,253		(97,617)
Total net of taxes		(18,977)		(180,256)		227,772
Balance, end of period		1,801,024		1,819,098		2,247,408
Adjustment of assets available for sale of fair value		291,200
Statutory Reserve [Member]
Other components of equity [Abstract]
Balance, beginning of period		216,948		216,948		216,948
Revaluation of assets						0
Defined benefit plan		0		0		0
Reclassification from disposal of properties and depreciation		0		0		0
Total before taxes		0		0		0
Tax expense		0		0		0
Total net of taxes		0		0		0
Balance, end of period		216,948		216,948		216,948
Defined Benefit Plan [Member]
Other components of equity [Abstract]
Balance, beginning of period		(92,518)		(116,102)		(123,769)
Revaluation of assets						0
Defined benefit plan		31,122		33,691		10,953
Reclassification from disposal of properties and depreciation		0		0		0
Total before taxes		31,122		33,691		10,953
Tax expense		(9,337)		(10,107)		(3,286)
Total net of taxes		21,785		23,584		7,667
Balance, end of period		(70,733)		(92,518)		(116,102)
Premium on Convertible Obligations [Member]
Other components of equity [Abstract]
Balance, beginning of period		77,106		77,106		77,106
Revaluation of assets						0
Defined benefit plan		0		0		0
Reclassification from disposal of properties and depreciation		0		0		0
Total before taxes		0		0		0
Tax expense		0		0		0
Total net of taxes		0		0		0
Balance, end of period		77,106		77,106		77,106
Translation Result [Member]
Other components of equity [Abstract]
Balance, beginning of period		(247,668)		(247,668)		(247,668)
Revaluation of assets						0
Defined benefit plan		0		0		0
Reclassification from disposal of properties and depreciation		0		0		0
Total before taxes		0		0		0
Tax expense		0		0		0
Total net of taxes		0		0		0
Balance, end of period		(247,668)		(247,668)		(247,668)
Revaluation Surplus [Member]
Other components of equity [Abstract]
Balance, beginning of period		824,600		1,069,391		849,341
Revaluation of assets	[1]					314,436
Defined benefit plan		0		0		0
Reclassification from disposal of properties and depreciation		(88,630)	[2]	(332,151)	[3]	(55)	[2]
Total before taxes		(88,630)		(332,151)		314,381
Tax expense		17,469		87,360		(94,331)
Total net of taxes		(71,161)		(244,791)		220,050
Balance, end of period		753,439		824,600		1,069,391
Other Components of Equity [Member]
Other components of equity [Abstract]
Balance, beginning of period		778,468		999,675		771,958
Revaluation of assets						314,436
Defined benefit plan		31,122		33,691		10,953
Reclassification from disposal of properties and depreciation		(88,630)		(332,151)		(55)
Total before taxes		(57,508)		(298,460)		325,334
Tax expense		8,132		77,253		(97,617)
Total net of taxes		(49,376)		(221,207)		227,717
Balance, end of period		$ 729,092		$ 778,468		$ 999,675

[1]	Corresponds to the revaluation of the land of the project called “Liquid Storage Terminal”, derived from changes in the conditions of the project generated by obtaining permits, the revaluation allows the Management to know the fair value of the property based on at its best use.
[2]	It corresponds to the reclassification of the revaluation surplus to accumulated losses from the sale of properties and disposals of vessels, as well as the depreciation for the period of revaluation of properties and vessels.
[3]	Includes the adjustment of assets available for sale at their fair value, for an amount of $291,200.